Equity accounted investments - Joint ventures total carrying value (Details) - ZAR (R) R in Millions			12 Months Ended
	Jun. 30, 2018	Mar. 14, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 10,991		R 10,991	R 11,813
Foreign currency translation reserve relating to equity investments reclassified from equity to profit and loss			(468)	0	R 840
Other equity accounted investments
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	310		310	283
Petronas Chemicals Olefins Sdn Bhd
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates				1,301
Escravos GTL
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 1,027		1,027	757
Interest in associates (as a percent)	10.00%
ORYX GTL
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 8,179		8,179	7,480
Interest in joint ventures (as a percent)	49.00%
Sasol Huntsman Gmbh And Co Kg
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 893		893	925
Interest in joint ventures (as a percent)	50.00%
Petronas Chemicals Ldpe Sdn Bhd
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates				566
Net profit on disposal		R 370
Foreign currency translation reserve relating to equity investments reclassified from equity to profit and loss		R 494
Sasol Dyno Nobel Pty Ltd
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 271		271	246
Interest in joint ventures (as a percent)	50.00%
Sasol Chevron Holdings Limited
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments in joint ventures and associates	R 311		R 311	R 255
Interest in joint ventures (as a percent)	50.00%